UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09877
CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2009

     Item 1. Schedule of Investments.
CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

EQUITY SECURITIES — 97.8%
Aerospace & Defense — 0.2%
BE Aerospace, Inc.*	1,631	$23,421
Hexcel Corp.*	1,582	15,076
Rockwell Collins, Inc.	2,602	108,582
Spirit AeroSystems Holdings, Inc.*	1,704	23,413

		170,492

Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	2,794	145,707
Expeditors International of Washington, Inc.	3,508	116,957
FedEx Corp.	4,786	266,197
United Parcel Service, Inc., Class B	11,509	575,335

		1,104,196

Airlines — 0.2%
Continental Airlines, Inc., Class B*	1,999	17,711
Delta Air Lines, Inc.*	12,700	73,533
Southwest Airlines Co.	12,081	81,305

		172,549

Auto Components — 0.4%
BorgWarner, Inc.	1,910	65,226
Gentex Corp.	2,266	26,286
Johnson Controls, Inc.	9,692	210,510
WABCO Holdings, Inc.	1,061	18,780

		320,802

Automobiles — 0.1%
Harley-Davidson, Inc.	3,832	62,117

Beverages — 1.7%
Hansen Natural Corp.*	1,186	36,553
PepsiCo, Inc.	25,767	1,416,154

		1,452,707

Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc.*	1,348	55,430
Amgen, Inc.*	16,663	882,139

	SHARES	VALUE

Amylin Pharmaceuticals, Inc.*	2,319	31,308
Biogen Idec, Inc.*	4,749	214,417
Cepheid, Inc.*	851	8,016
Genzyme Corp.*	4,452	247,843
Gilead Sciences, Inc.*	14,986	701,944
Myriad Genetics, Inc.*	1,571	56,006
Myriad Pharmaceuticals, Inc.*	376	1,748
Onyx Pharmaceuticals, Inc.*	899	25,406
OSI Pharmaceuticals, Inc.*	925	26,113
PDL BioPharma, Inc.	1,963	15,508
United Therapeutics Corp.*	376	31,332
Vertex Pharmaceuticals, Inc.*	2,849	101,538

		2,398,748

Building Products — 0.1%
Lennox International, Inc.	860	27,614
Masco Corp.	5,915	56,666
Owens Corning, Inc.*	1,468	18,761
USG Corp.*	1,113	11,208

		114,249

Capital Markets — 3.9%
Affiliated Managers Group, Inc.*	664	38,638
Bank of New York Mellon Corp.	19,676	576,703
Charles Schwab Corp.	15,497	271,817
E*Trade Financial Corp.*	16,546	21,179
Eaton Vance Corp.	1,917	51,280
Federated Investors, Inc., Class B	1,692	40,760
Franklin Resources, Inc.	2,611	188,018
Goldman Sachs Group, Inc.	6,985	1,029,868
Investment Technology Group, Inc.*	677	13,804
Janus Capital Group, Inc.	2,654	30,256
Jefferies Group, Inc.*	2,015	42,980
Lazard Ltd.	1,230	33,112
Legg Mason, Inc.	2,291	55,854
Northern Trust Corp.	3,928	210,855
SEI Investments Co.	2,565	46,273
State Street Corp.	7,950	375,240
T. Rowe Price Group, Inc.	4,210	175,431
TD Ameritrade Holding Corp.*	3,690	64,723
Waddell & Reed Financial, Inc.	1,416	37,340

		3,304,131

Chemicals — 1.1%
Air Products & Chemicals, Inc.	3,248	209,788
Airgas, Inc.	1,129	45,759

	SHARES	VALUE

Ecolab, Inc.	2,798	109,094
International Flavors & Fragrances, Inc.	1,271	41,587
Lubrizol Corp.	1,088	51,473
Nalco Holding Co.	2,264	38,126
Praxair, Inc.	5,076	360,752
Sensient Technologies Corp.	767	17,311
Sigma-Aldrich Corp.	1,722	85,342

		959,232

Commercial Banks — 4.4%
Associated Banc-Corp.	1,928	24,100
BancorpSouth, Inc.	1,249	25,642
Bank of Hawaii Corp.	772	27,661
BB&T Corp.	10,462	229,955
City National Corp.	691	25,450
Comerica, Inc.	2,444	51,691
Commerce Bancshares, Inc.	1,023	32,562
Cullen/Frost Bankers, Inc.	923	42,569
Fifth Third Bancorp	9,505	67,487
First Horizon National Corp.*	3,468	41,615
FirstMerit Corp.	1,348	22,889
Fulton Financial Corp.	2,805	14,614
Huntington Bancshares, Inc.	8,947	37,398
KeyCorp	11,651	61,051
M&T Bank Corp.	1,173	59,741
Marshall & Ilsley Corp.	6,008	28,838
PNC Financial Services Group, Inc.	7,329	284,439
Popular, Inc.	3,877	8,529
Regions Financial Corp.	18,024	72,817
SunTrust Banks, Inc.	7,596	124,954
SVB Financial Group*	508	13,828
Synovus Financial Corp.	4,302	12,863
TCF Financial Corp.	2,004	26,793
US Bancorp	28,948	518,748
Valley National Bancorp	2,332	27,284
Wells Fargo & Co.	74,321	1,803,027
Westamerica Bancorporation	469	23,267
Whitney Holding Corp.	1,109	10,158
Wilmington Trust Corp.	1,140	15,572
Zions Bancorporation	1,897	21,929

		3,757,471

Commercial Services & Supplies — 0.3%
Avery Dennison Corp.	1,855	47,636
Brink’s Co.	753	21,860
Covanta Holding Corp.*	2,142	36,328

	SHARES	VALUE

Herman Miller, Inc.	868	13,315
Pitney Bowes, Inc.	3,416	74,913
RR Donnelley & Sons Co.	3,374	39,206

		233,258

Communications Equipment — 4.4%
ADC Telecommunications, Inc.*	1,587	12,633
Adtran, Inc.	975	20,933
Ciena Corp.*	1,483	15,349
Cisco Systems, Inc.*	94,936	1,769,607
CommScope, Inc.*	1,344	35,293
EchoStar Corp.*	632	10,074
F5 Networks, Inc.*	1,298	44,898
Harris Corp.	2,217	62,874
InterDigital, Inc.*	683	16,693
JDS Uniphase Corp.*	3,528	20,180
Juniper Networks, Inc.*	8,689	205,060
Motorola, Inc.	34,733	230,280
Polycom, Inc.*	1,330	26,959
QUALCOMM, Inc.	27,009	1,220,807
Sonus Networks, Inc.*	3,003	4,835
Tellabs, Inc.*	5,892	33,761

		3,730,236

Computers & Peripherals — 8.5%
Apple, Inc.*	14,631	2,083,893
Dell, Inc.*	28,404	389,987
EMC Corp.*	33,085	433,413
Hewlett-Packard Co.	39,625	1,531,506
International Business Machines Corp.	21,749	2,271,031
Lexmark International, Inc.*	1,290	20,447
NCR Corp.*	2,597	30,723
NetApp, Inc.*	5,443	107,336
QLogic Corp.*	1,975	25,043
SanDisk Corp.*	3,733	54,838
Seagate Technology LLC	7,977	83,439
Sun Microsystems, Inc.*	12,156	112,078
Teradata Corp.*	2,848	66,729
Western Digital Corp.*	3,632	96,248

		7,306,711

Construction & Engineering — 0.2%
AECOM Technology Corp.*	1,567	50,144
EMCOR Group, Inc.*	1,057	21,267
Quanta Services, Inc.*	3,235	74,825

		146,236

	SHARES	VALUE

Construction Materials — 0.0%
Eagle Materials, Inc.	678	17,113

Consumer Finance — 0.8%
American Express Co.	17,322	402,563
Capital One Financial Corp.	7,368	161,212
Discover Financial Services	7,867	80,794
SLM Corp.*	7,682	78,894

		723,463

Containers & Packaging — 0.3%
AptarGroup, Inc.	1,036	34,986
Bemis Co., Inc.	1,626	40,975
Owens-Illinois, Inc.*	2,744	76,859
Sealed Air Corp.	2,559	47,213
Sonoco Products Co.	1,609	38,536

		238,569

Distributors — 0.1%
Genuine Parts Co.	2,624	88,061

Diversified Consumer Services — 0.3%
DeVry, Inc.	1,002	50,140
ITT Educational Services, Inc.*	628	63,214
Matthews International Corp.	469	14,595
Regis Corp.	694	12,083
Sotheby’s	1,050	14,816
Strayer Education, Inc.	230	50,165
Weight Watchers International, Inc.	548	14,122

		219,135

Diversified Financial Services — 5.3%
Bank of America Corp.	125,937	1,662,368
CIT Group, Inc.	6,292	13,528
CME Group, Inc.	1,102	342,843
IntercontinentalExchange, Inc.*	1,189	135,831
JPMorgan Chase & Co.	61,432	2,095,446
Moody’s Corp.	3,104	81,790
NYSE Euronext	4,262	116,141
The NASDAQ OMX Group, Inc.*	2,624	55,917

		4,503,864

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	97,785	2,428,979
CenturyTel, Inc.	1,620	49,734
Embarq Corp.	2,345	98,631

	SHARES	VALUE

Frontier Communications Corp.	5,039	35,979
tw telecom, Inc.*	2,386	24,504
Windstream Corp.	7,116	59,490

		2,697,317

Electric Utilities — 0.1%
Cleco Corp.	966	21,658
Hawaiian Electric Industries, Inc.	1,506	28,704
ITC Holdings Corp.	799	36,242
Portland General Electric Co.	1,189	23,162

		109,766

Electrical Equipment — 1.2%
Acuity Brands, Inc.	658	18,457
AMETEK, Inc.	1,716	59,339
Baldor Electric Co.	701	16,677
Belden, Inc.	752	12,558
Brady Corp.	763	19,167
Cooper Industries Ltd.	2,859	88,772
Emerson Electric Co.	12,427	402,635
Energy Conversion Devices, Inc.*	751	10,627
First Solar, Inc.*	778	126,129
General Cable Technologies Corp.*	856	32,168
GrafTech International Ltd.*	1,967	22,247
Hubbell, Inc., Class B	789	25,295
Regal-Beloit Corp.	580	23,038
Rockwell Automation, Inc.	2,080	66,810
Roper Industries, Inc.	1,490	67,512
SunPower Corp.*	868	23,123
Thomas & Betts Corp.*	890	25,685
Woodward Governor Co.	942	18,652

		1,058,891

Electronic Equipment & Instruments — 1.4%
Agilent Technologies, Inc.*	5,665	115,056
Amphenol Corp.	2,833	89,636
Anixter International, Inc.*	504	18,945
Arrow Electronics, Inc.*	1,936	41,121
Avnet, Inc.*	2,419	50,872
Corning, Inc.	25,747	413,497
Dolby Laboratories, Inc.*	845	31,502
Flextronics International Ltd.*	13,323	54,758
FLIR Systems, Inc.*	2,472	55,768
Ingram Micro, Inc.*	2,664	46,620
Itron, Inc.*	605	33,317
Jabil Circuit, Inc.	3,200	23,744

	SHARES	VALUE

Molex, Inc.	1,117	17,369
National Instruments Corp.	1,008	22,741
Tech Data Corp.*	831	27,182
Trimble Navigation Ltd.*	1,945	38,180
Tyco Electronics Ltd.	7,532	140,020

		1,220,328

Energy Equipment & Services — 0.8%
Cameron International Corp.*	3,579	101,286
Core Laboratories NV	372	32,420
Dril-Quip, Inc.*	496	18,898
Exterran Holdings, Inc.*	1,002	16,072
FMC Technologies, Inc.*	2,024	76,062
Global Industries Ltd.*	1,641	9,288
Helix Energy Solutions Group, Inc.*	1,479	16,077
Hercules Offshore, Inc.*	1,447	5,745
IHS, Inc.*	769	38,350
Key Energy Services, Inc.*	1,899	10,938
Noble Corp.	4,344	131,406
SEACOR Holdings, Inc.*	314	23,625
Smith International, Inc.	3,602	92,751
Superior Energy Services, Inc.*	1,226	21,173
Tidewater, Inc.	834	35,753
Unit Corp.*	763	21,036

		650,880

Food & Staples Retailing — 2.2%
BJ’s Wholesale Club, Inc.*	900	29,007
Costco Wholesale Corp.	7,105	324,699
CVS Caremark Corp.	23,567	751,080
Ruddick Corp.	657	15,394
SUPERVALU, Inc.	3,785	49,016
Sysco Corp.	9,698	218,011
Walgreen Co.	16,316	479,690
Whole Foods Market, Inc.	2,249	42,686

		1,909,583

Food Products — 1.3%
Campbell Soup Co.	3,620	106,500
Corn Products International, Inc.	1,198	32,094
Del Monte Foods Co.	3,225	30,252
Flowers Foods, Inc.	1,386	30,270
General Mills, Inc.	5,100	285,702
H.J. Heinz Co.	5,160	184,212
Hershey Co.	2,555	91,980
J.M. Smucker Co.	1,941	94,449

	SHARES	VALUE

Kellogg Co.	3,923	182,694
McCormick & Co., Inc.	1,757	57,155

		1,095,308

Gas Utilities — 0.5%
AGL Resources, Inc.	1,237	39,337
Atmos Energy Corp.	1,483	37,134
Energen Corp.	1,190	47,481
EQT Corp.	2,028	70,797
Nicor, Inc.	727	25,169
Oneok, Inc.	1,570	46,299
Piedmont Natural Gas Co., Inc.	1,115	26,883
Questar Corp.	2,833	87,993
WGL Holdings, Inc.	811	25,968

		407,061

Health Care Equipment & Supplies — 2.6%
Beckman Coulter, Inc.	1,118	63,882
Becton Dickinson & Co.	3,728	265,844
Cooper Co.’s, Inc.	746	18,449
DENTSPLY International, Inc.	2,449	74,743
Edwards Lifesciences Corp.*	925	62,928
Gen-Probe, Inc.*	870	37,393
Haemonetics Corp.*	411	23,427
Hologic, Inc.*	4,132	58,798
Hospira, Inc.*	2,618	100,845
IDEXX Laboratories, Inc.*	962	44,444
Immucor, Inc.*	1,131	15,563
Intuitive Surgical, Inc.*	623	101,960
Inverness Medical Innovations, Inc.*	1,296	46,112
Kinetic Concepts, Inc.*	1,020	27,795
Medtronic, Inc.	18,484	644,907
NuVasive, Inc.*	580	25,868
ResMed, Inc.*	1,225	49,894
St. Jude Medical, Inc.*	5,665	232,831
Stryker Corp.	5,007	198,978
Teleflex, Inc.	642	28,781
Varian Medical Systems, Inc.*	2,047	71,932

		2,195,374

Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	5,012	88,913
Cardinal Health, Inc.	5,869	179,298
CIGNA Corp.	4,472	107,730
Coventry Health Care, Inc.*	2,397	44,848
DaVita, Inc.*	1,718	84,972

	SHARES	VALUE

Express Scripts, Inc.*	3,764	258,775
Health Management Associates, Inc.*	4,021	19,864
Health Net, Inc.*	1,706	26,528
Healthways, Inc.*	543	7,303
Henry Schein, Inc.*	1,482	71,062
Laboratory Corp. of America Holdings*	1,777	120,463
LifePoint Hospitals, Inc.*	876	22,995
Lincare Holdings, Inc.*	1,132	26,625
Magellan Health Services, Inc.*	580	19,036
McKesson Corp.	4,507	198,308
Omnicare, Inc.	1,945	50,103
Owens & Minor, Inc.	662	29,009
Patterson Co.’s, Inc.*	1,619	35,132
Psychiatric Solutions, Inc.*	873	19,852
Quest Diagnostics, Inc.	2,544	143,558
Universal Health Services, Inc., Class B	763	37,273
VCA Antech, Inc.*	1,369	36,552
WellCare Health Plans, Inc.*	675	12,481

		1,640,680

Health Care Technology — 0.1%
Cerner Corp.*	1,049	65,342
HLTH Corp.*	1,458	19,100
IMS Health, Inc.	2,935	37,275

		121,717

Hotels, Restaurants & Leisure — 0.3%
Brinker International, Inc.	1,665	28,355
Chipotle Mexican Grill, Inc.*	239	19,120
Starbucks Corp.*	12,021	166,972
Vail Resorts, Inc.*	452	12,122

		226,569

Household Durables — 0.4%
Black & Decker Corp.	970	27,800
D.R. Horton, Inc.	4,492	42,045
Garmin Ltd.	1,941	46,235
Harman International Industries, Inc.	907	17,052
KB Home	1,210	16,553
Mohawk Industries, Inc.*	908	32,397
Pulte Homes, Inc.	3,409	30,101
Snap-on, Inc.	929	26,699
Stanley Works	1,267	42,875
Tupperware Brands Corp.	1,030	26,801
Whirlpool Corp.	1,189	50,604

		359,162

	SHARES	VALUE

Household Products — 4.2%
Church & Dwight Co., Inc.	1,152	62,565
Clorox Co.	2,277	127,125
Colgate-Palmolive Co.	8,222	581,624
Kimberly-Clark Corp.	6,834	358,307
Procter & Gamble Co.	48,239	2,465,013

		3,594,634

Industrial Conglomerates — 0.8%
3M Co.	10,550	634,055
Carlisle Co.’s, Inc.	987	23,727

		657,782

Insurance — 3.8%
ACE Ltd.	5,479	242,336
Aflac, Inc.	7,672	238,522
Alleghany Corp.*	99	26,829
Allied World Assurance Co. Holdings Ltd.	573	23,396
American Financial Group, Inc.	1,287	27,773
American National Insurance Co.	262	19,802
AON Corp.	4,017	152,124
Arch Capital Group Ltd.*	922	54,011
Arthur J. Gallagher & Co.	1,643	35,062
Aspen Insurance Holdings Ltd.	1,218	27,210
AXIS Capital Holdings Ltd.	2,353	61,602
Brown & Brown, Inc.	1,834	36,552
Chubb Corp.	5,795	231,105
Cincinnati Financial Corp.	2,458	54,936
Endurance Specialty Holdings Ltd.	840	24,612
Erie Indemnity Co.	499	17,844
Everest Re Group Ltd.	960	68,707
Fidelity National Financial, Inc.	3,865	52,293
First American Corp.	1,325	34,331
Genworth Financial, Inc.	7,121	49,776
Hanover Insurance Group, Inc.	834	31,784
Hartford Financial Services Group, Inc.	5,353	63,540
HCC Insurance Holdings, Inc.	1,859	44,635
IPC Holdings Ltd.	756	20,669
Lincoln National Corp.	4,211	72,471
Markel Corp.*	158	44,509
MBIA, Inc.*	2,661	11,522
Montpelier Re Holdings Ltd.	1,325	17,609
PartnerRe Ltd.	931	60,468
Platinum Underwriters Holdings Ltd.	842	24,073
Principal Financial Group, Inc.	4,788	90,206
ProAssurance Corp.*	544	25,138

	SHARES	VALUE

Progressive Corp.*	10,439	157,733
Protective Life Corp.	1,338	15,307
Prudential Financial, Inc.	6,995	260,354
RenaissanceRe Holdings Ltd.	1,025	47,703
StanCorp Financial Group, Inc.	793	22,743
Torchmark Corp.	1,376	50,967
Transatlantic Holdings, Inc.	941	40,773
Travelers Co.’s, Inc.	9,620	394,805
Unitrin, Inc.	687	8,258
Unum Group	5,450	86,437
White Mountains Insurance Group Ltd.	126	28,843
Willis Group Holdings Ltd.	2,737	70,423
WR Berkley Corp.	2,280	48,952
XL Capital Ltd.	5,631	64,531

		3,283,276

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	5,078	424,826
Expedia, Inc.*	3,485	52,658
Liberty Media Corp. — Interactive*	9,135	45,766
NetFlix, Inc.*	748	30,922
priceline.com, Inc.*	685	76,412

		630,584

Internet Software & Services — 2.9%
Akamai Technologies, Inc.*	2,842	54,510
Digital River, Inc.*	628	22,809
eBay, Inc.*	18,062	309,402
Equinix, Inc.*	624	45,390
Google, Inc.*	3,968	1,672,869
ValueClick, Inc.*	1,401	14,738
Yahoo!, Inc.*	21,542	337,348

		2,457,066

IT Services — 1.9%
Alliance Data Systems Corp.*	955	39,337
Amdocs Ltd.*	3,111	66,731
Automatic Data Processing, Inc.	8,261	292,770
Broadridge Financial Solutions, Inc.	2,272	37,670
Cognizant Technology Solutions Corp.*	4,806	128,320
Convergys Corp.*	1,857	17,233
DST Systems, Inc.*	640	23,648
Fidelity National Information Services, Inc.	3,122	62,315
Fiserv, Inc.*	2,561	117,038
Global Payments, Inc.	1,291	48,361
Hewitt Associates, Inc.*	1,390	41,394

	SHARES	VALUE

Iron Mountain, Inc.*	3,040	87,400
Lender Processing Services, Inc.	1,534	42,599
MasterCard, Inc.	1,327	222,020
Metavante Technologies, Inc.*	1,443	37,316
NeuStar, Inc.*	1,189	26,348
Paychex, Inc.	5,333	134,392
Total System Services, Inc.	3,186	42,661
Unisys Corp.*	5,540	8,365
Western Union Co.	11,583	189,961

		1,665,879

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	4,357	12,897
Mattel, Inc.	5,947	95,449
Polaris Industries, Inc.	506	16,253

		124,599

Life Sciences — Tools & Services — 0.9%
Bio-Rad Laboratories, Inc.*	309	23,323
Illumina, Inc.*	2,036	79,282
Life Technologies Corp.*	2,836	118,318
Mettler-Toledo International, Inc.*	542	41,815
Millipore Corp.*	898	63,048
Pharmaceutical Product Development, Inc.	1,812	42,075
Techne Corp.	617	39,371
Thermo Fisher Scientific, Inc.*	6,914	281,884
Varian, Inc.*	476	18,769
Waters Corp.*	1,586	81,631

		789,516

Machinery — 2.3%
Actuant Corp.	928	11,322
AGCO Corp.*	1,480	43,024
Bucyrus International, Inc.	1,212	34,615
CLARCOR, Inc.	825	24,082
Cummins, Inc.	2,958	104,151
Danaher Corp.	4,058	250,541
Deere & Co.	6,929	276,814
Donaldson Co., Inc.	1,092	37,827
Dover Corp.	3,060	101,255
Eaton Corp.	2,698	120,358
Flowserve Corp.	930	64,923
Gardner Denver, Inc.*	851	21,420
Graco, Inc.	972	21,403
Harsco Corp.	1,321	37,384
IDEX Corp.	1,336	32,825

	SHARES	VALUE

Illinois Tool Works, Inc.	7,059	263,583
Lincoln Electric Holdings, Inc.	656	23,642
Nordson Corp.	502	19,407
PACCAR, Inc.	5,669	184,299
Pall Corp.	1,920	50,995
Parker Hannifin Corp.	2,652	113,930
Pentair, Inc.	1,614	41,351
SPX Corp.	806	39,470
Terex Corp.*	1,734	20,929
Toro Co.	564	16,864
Valmont Industries, Inc.	293	21,119

		1,977,533

Marine — 0.1%
Alexander & Baldwin, Inc.	679	15,916
Genco Shipping & Trading Ltd.	492	10,686
Kirby Corp.*	869	27,626

		54,228

Media — 2.2%
CBS Corp., Class B	9,616	66,543
DIRECTV Group, Inc.*	7,558	186,758
Discovery Communications, Inc.*	2,169	48,911
DISH Network Corp.*	3,400	55,114
DreamWorks Animation SKG, Inc.*	1,150	31,729
Gannett Co., Inc.	3,782	13,502
John Wiley & Sons, Inc.	798	26,534
Lamar Advertising Co.*	976	14,904
Liberty Global, Inc.*	2,117	33,639
Liberty Media Corp. — Capital, Series A*	1,397	18,943
Liberty Media Corp. — Entertainment*	8,107	216,862
McGraw-Hill Co.’s, Inc.	5,190	156,271
New York Times Co.	1,873	10,320
Omnicom Group, Inc.	5,115	161,532
Scripps Networks Interactive, Inc.	1,439	40,047
Time Warner, Inc.	19,632	494,530
Viacom, Inc., Class B*	9,035	205,094
Virgin Media, Inc.	4,732	44,244
Washington Post Co., Class B	95	33,457

		1,858,934

Metals & Mining — 0.1%
Compass Minerals International, Inc.	524	28,773
Reliance Steel & Aluminum Co.	1,037	39,810
Schnitzer Steel Industries, Inc.	356	18,818

		87,401

	SHARES	VALUE

Multiline Retail — 1.0%
Big Lots, Inc.*	1,317	27,697
Dollar Tree, Inc.*	1,481	62,350
Family Dollar Stores, Inc.	2,181	61,722
Kohl’s Corp.*	4,726	202,037
Nordstrom, Inc.	2,725	54,200
Saks, Inc.*	1,956	8,665
Target Corp.	11,253	444,156

		860,827

Multi-Utilities — 0.4%
Consolidated Edison, Inc.	4,503	168,502
Integrys Energy Group, Inc.	1,237	37,098
MDU Resources Group, Inc.	2,768	52,509
NiSource, Inc.	4,433	51,689
OGE Energy Corp.	1,580	44,745

		354,543

Office Electronics — 0.1%
Xerox Corp.	14,356	93,027
Zebra Technologies Corp.*	979	23,163

		116,190

Oil, Gas & Consumable Fuels — 2.1%
Bill Barrett Corp.*	550	15,103
Chesapeake Energy Corp.	10,318	204,606
Cimarex Energy Co.	1,337	37,891
Comstock Resources, Inc.*	744	24,589
Denbury Resources, Inc.*	4,095	60,319
Encore Acquisition Co.*	875	26,994
EOG Resources, Inc.	4,065	276,095
EXCO Resources, Inc.*	2,765	35,724
Mariner Energy, Inc.*	1,438	16,896
Overseas Shipholding Group, Inc.	366	12,459
Pioneer Natural Resources Co.	1,905	48,577
Plains Exploration & Production Co.*	1,932	52,859
Quicksilver Resources, Inc.*	1,966	18,264
Range Resources Corp.	2,576	106,672
Southern Union Co.	1,717	31,576
Southwestern Energy Co.*	5,628	218,648
Spectra Energy Corp.	10,519	177,981
St. Mary Land & Exploration Co.	1,023	21,350
Swift Energy Co.*	481	8,009
Teekay Corp.	658	13,838
Whiting Petroleum Corp.*	817	28,726
XTO Energy, Inc.	9,494	362,101

	SHARES	VALUE

		1,799,277

Paper & Forest Products — 0.1%
Domtar Corp.*	621	10,296
MeadWestvaco Corp.	2,612	42,863

		53,159

Personal Products — 0.4%
Alberto-Culver Co.	1,442	36,670
Avon Products, Inc.	7,024	181,079
Estee Lauder Co.’s, Inc.	1,782	58,218
NBTY, Inc.*	920	25,870

		301,837

Pharmaceuticals — 6.3%
Allergan, Inc.	5,061	240,802
Bristol-Myers Squibb Co.	32,390	657,841
Endo Pharmaceuticals Holdings, Inc.*	1,681	30,124
Forest Laboratories, Inc.*	4,964	124,646
Johnson & Johnson	45,523	2,585,706
Medicis Pharmaceutical Corp.	928	15,145
Perrigo Co.	1,369	38,031
Pfizer, Inc.	110,952	1,664,280

		5,356,575

Professional Services — 0.3%
Corporate Executive Board Co.	531	11,023
Dun & Bradstreet Corp.	887	72,033
FTI Consulting, Inc.*	844	42,808
Manpower, Inc.	1,262	53,433
Monster Worldwide, Inc.*	1,994	23,549
Robert Half International, Inc.	2,450	57,869
Watson Wyatt Worldwide, Inc.	686	25,746

		286,461

Real Estate Management & Development — 0.2%
Brookfield Properties Corp.	3,291	26,229
CB Richard Ellis Group, Inc.*	3,689	34,529
Forest City Enterprises, Inc.	1,806	11,920
Jones Lang LaSalle, Inc.	537	17,576
St. Joe Co.*	1,484	39,311

		129,565

Road & Rail — 0.1%
Con-way, Inc.	759	26,800
Hertz Global Holdings, Inc.*	2,950	23,571

	SHARES	VALUE

Kansas City Southern*	1,476	23,778
Ryder System, Inc.	900	25,128

		99,277

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.*	10,091	39,052
Altera Corp.	4,852	78,991
Analog Devices, Inc.	4,775	118,324
Applied Materials, Inc.	22,082	242,239
Atheros Communications, Inc.*	976	18,778
Atmel Corp.*	6,615	24,674
Cypress Semiconductor Corp.*	2,344	21,565
Fairchild Semiconductor International, Inc.*	1,934	13,519
Integrated Device Technology, Inc.*	2,670	16,127
Intel Corp.	91,547	1,515,103
Intersil Corp.	2,003	25,178
KLA-Tencor Corp.	2,779	70,170
Lam Research Corp.*	2,023	52,598
Linear Technology Corp.	3,393	79,227
LSI Corp.*	10,442	47,615
Marvell Technology Group Ltd.*	8,029	93,458
MEMC Electronic Materials, Inc.*	3,656	65,113
Microchip Technology, Inc.	2,993	67,492
Micron Technology, Inc.*	13,788	69,767
National Semiconductor Corp.	3,712	46,586
Novellus Systems, Inc.*	1,612	26,920
NVIDIA Corp.*	8,964	101,204
ON Semiconductor Corp.*	6,918	47,457
PMC — Sierra, Inc.*	3,513	27,963
Silicon Laboratories, Inc.*	721	27,355
Skyworks Solutions, Inc.*	2,670	26,113
Teradyne, Inc.*	2,842	19,496
Texas Instruments, Inc.	20,960	446,448
Varian Semiconductor Equipment Associates, Inc.*	1,175	28,188
Xilinx, Inc.	4,550	93,093

		3,549,813

Software — 5.6%
Adobe Systems, Inc.*	8,628	244,172
ANSYS, Inc.*	1,452	45,244
Autodesk, Inc.*	3,724	70,682
BMC Software, Inc.*	3,039	102,688
CA, Inc.	6,773	118,053
Cadence Design Systems, Inc.*	4,173	24,621
Check Point Software Technologies Ltd.*	2,804	65,810
Citrix Systems, Inc.*	2,989	95,319

	SHARES	VALUE

Compuware Corp.*	4,057	27,831
Electronic Arts, Inc.*	5,296	115,029
FactSet Research Systems, Inc.	701	34,959
Informatica Corp.*	1,392	23,928
Intuit, Inc.*	4,846	136,463
Jack Henry & Associates, Inc.	1,330	27,598
MICROS Systems, Inc.*	1,305	33,043
Microsoft Corp.	130,222	3,095,377
Novell, Inc.*	5,588	25,314
Nuance Communications, Inc.*	3,533	42,714
Parametric Technology Corp.*	1,877	21,942
Red Hat, Inc.*	3,137	63,148
Salesforce.com, Inc.*	1,697	64,774
Sybase, Inc.*	1,368	42,873
Symantec Corp.*	13,512	210,247
Synopsys, Inc.*	2,360	46,044
TIBCO Software, Inc.*	2,758	19,775
VMware, Inc.*	838	22,852

		4,820,500

Specialty Retail — 3.1%
Advance Auto Parts, Inc.	1,555	64,517
American Eagle Outfitters, Inc.	2,850	40,384
AnnTaylor Stores Corp.*	961	7,669
Bed Bath & Beyond, Inc.*	4,311	132,563
Best Buy Co., Inc.	5,583	186,975
Carmax, Inc.*	3,200	47,040
GameStop Corp.*	2,685	59,097
Gap, Inc.	8,395	137,678
Home Depot, Inc.	27,955	660,577
J Crew Group, Inc.*	835	22,562
Limited Brands, Inc.	4,525	54,164
Lowe’s Co.’s, Inc.	24,073	467,257
Office Depot, Inc.*	4,252	19,389
OfficeMax, Inc.	1,200	7,536
O’Reilly Automotive, Inc.*	2,202	83,852
PetSmart, Inc.	2,060	44,208
RadioShack Corp.	1,992	27,808
Ross Stores, Inc.	2,094	80,828
Staples, Inc.	11,771	237,421
Tiffany & Co.	2,007	50,898
TJX Co.’s, Inc.	6,799	213,897
Williams-Sonoma, Inc.	1,484	17,615

		2,663,935

	SHARES	VALUE

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.*	215	15,108
Fossil, Inc.*	774	18,638
Jones Apparel Group, Inc.	1,382	14,829
Liz Claiborne, Inc.	1,560	4,493
Nike, Inc., Class B	4,446	230,214
Phillips-Van Heusen Corp.	845	24,243

		307,525

Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	1,326	11,377
First Niagara Financial Group, Inc.	2,353	26,871
Hudson City Bancorp, Inc.	7,931	105,403
MGIC Investment Corp.	2,056	9,046
New York Community Bancorp, Inc.	5,665	60,559
People’s United Financial, Inc.	2,772	41,691
Washington Federal, Inc.	1,425	18,525

		273,472

Trading Companies & Distributors — 0.2%
Fastenal Co.	2,290	75,960
MSC Industrial Direct Co.	721	25,581
United Rentals, Inc.*	870	5,646
W.W. Grainger, Inc.	1,016	83,190
WESCO International, Inc.*	656	16,426

		206,803

Water Utilities — 0.0%
Aqua America, Inc.	2,229	39,899

Wireless Telecommunication Services — 0.6%
American Tower Corp.*	6,518	205,513
Crown Castle International Corp.*	4,066	97,665
Leap Wireless International, Inc.*	996	32,798
MetroPCS Communications, Inc.*	4,115	54,771
NII Holdings, Inc.*	2,682	51,146
SBA Communications Corp.*	1,887	46,307
Telephone & Data Systems, Inc.	857	24,253

		512,453

Total Equity Securities (Cost $101,286,091)		83,629,519

	PRINCIPAL
	AMOUNT

U.S. TREASURY — 0.8%
United States Treasury Bills, 7/23/09 (l)	$650,000	649,889

Total U.S. Treasury (Cost $649,889)		649,889

TIME DEPOSIT — 1.4%

State Street Corp. Time Deposit, 0.01%, 7/1/09	1,309,000	1,309,000

Total Time Deposit (Cost $1,309,000)		1,309,000

TOTAL INVESTMENTS (Cost $103,244,980) — 100.0%		85,588,408
Other assets and liabilities, net — 0.0%		(38,418)

NET ASSETS — 100%		$85,549,990

			UNDERLYING
			FACE	UNREALIZED
	# OF	EXPIRATION	AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
E-Mini NASDAQ 100 Index^	17	9/09	$501,925	($448)
E-Mini S&P 500 Index^	33	9/09	1,510,575	(32,310)

Total Purchased				($32,758)

*	Non-income producing security.

(l)	Collateral for futures contracts.

^	Futures collateralized by 650,000 units of U.S. Treasury Bills.

Abbreviations:

LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009 there were no securities fair valued under the direction of the Board of Directors.
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Equity securities*	$83,629,519	—	—	$83,629,519
U.S. government obligations	—	$649,889	—	649,889
Other debt obligations	—	1,309,000	—	1,309,000

TOTAL	$83,629,519	$1,958,889	—	$85,588,408

Other financial instruments**	($32,758)	—	—	($32,758)

*	For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Fund and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Schedule of Investments and Schedule of Investments.
NOTE B — TAX INFORMATION
The cost of investments owned at June 30, 2009 for federal income tax purposes was $107,743,026. Net unrealized depreciation aggregated $22,154,618 of which $4,045,483 related to appreciated securities and $26,200,101 related to depreciated securities.
Net realized capital loss carryforwards for federal income tax purposes of $1,123,572, $900,355, and $534,245 at September 30, 2008 may be utilized to offset future capital gains until expiration in September 2011, September 2012, and September 2014 respectively.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.
By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer
Date: August 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby — President
Date: August 27, 2009

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer
Date: August 27, 2009

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: August 27, 2009